Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 100.6%
Security	Shares	Value
Aerospace & Defense — 1.9%
HEICO Corp.	88,278	$ 15,535,162
Huntington Ingalls Industries, Inc.	98,047	22,518,455
		$ 38,053,617
Automobiles — 0.6%
Tesla, Inc.(1)	45,456	$ 12,156,298
		$ 12,156,298
Banks — 4.2%
Bank of America Corp.(2)	1,045,671	$ 33,461,472
JPMorgan Chase & Co.(2)	311,329	49,177,529
		$ 82,639,001
Beverages — 2.1%
PepsiCo, Inc.(2)	221,214	$ 41,468,776
		$ 41,468,776
Biotechnology — 1.5%
AbbVie, Inc.(2)	197,932	$ 29,606,668
		$ 29,606,668
Broadline Retail — 4.5%
Amazon.com, Inc.(1)(2)	670,020	$ 89,568,274
		$ 89,568,274
Capital Markets — 3.0%
Intercontinental Exchange, Inc.	210,900	$ 24,211,320
S&P Global, Inc.	90,258	35,607,683
		$ 59,819,003
Chemicals — 1.9%
FMC Corp.(2)	93,467	$ 8,994,329
Linde PLC(2)	71,909	28,092,689
		$ 37,087,018
Commercial Services & Supplies — 0.6%
Waste Management, Inc.	78,843	$ 12,913,695
		$ 12,913,695
Security	Shares	Value
Containers & Packaging — 0.5%
Ball Corp.	183,764	$ 10,785,109
		$ 10,785,109
Electric Utilities — 1.2%
NextEra Energy, Inc.	321,887	$ 23,594,317
		$ 23,594,317
Electrical Equipment — 3.3%
AMETEK, Inc.(2)	192,448	$ 30,522,253
Eaton Corp. PLC(2)	104,470	21,449,780
Rockwell Automation, Inc.	39,562	13,304,305
		$ 65,276,338
Energy Equipment & Services — 1.0%
Halliburton Co.	520,096	$ 20,325,352
		$ 20,325,352
Entertainment — 1.6%
Netflix, Inc.(1)(2)	73,777	$ 32,385,890
		$ 32,385,890
Financial Services — 3.4%
Mastercard, Inc., Class A(2)	147,188	$ 58,033,285
Shift4 Payments, Inc., Class A(1)	133,738	9,226,584
		$ 67,259,869
Food Products — 2.6%
Hershey Co. (The)(2)	104,171	$ 24,095,794
Mondelez International, Inc., Class A(2)	381,239	28,261,247
		$ 52,357,041
Ground Transportation — 1.6%
Uber Technologies, Inc.(1)(2)	642,597	$ 31,782,848
		$ 31,782,848
Health Care Equipment & Supplies — 3.4%
Boston Scientific Corp.(1)(2)	470,130	$ 24,376,240
Stryker Corp.	67,304	19,074,627
Zimmer Biomet Holdings, Inc.	171,148	23,644,096
		$ 67,094,963
Hotels, Restaurants & Leisure — 1.9%
Hilton Worldwide Holdings, Inc.	139,610	$ 21,707,959
Starbucks Corp.(2)	149,993	15,234,789
		$ 36,942,748

Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Products — 2.0%
Procter & Gamble Co. (The)(2)	252,787	$ 39,510,608
		$ 39,510,608
Industrial REITs — 0.8%
EastGroup Properties, Inc.(2)	88,085	$ 15,606,900
		$ 15,606,900
Insurance — 1.9%
Allstate Corp. (The)	132,878	$ 14,972,693
Arch Capital Group, Ltd.(1)	284,726	22,120,363
		$ 37,093,056
Interactive Media & Services — 7.4%
Alphabet, Inc., Class C(1)(2)	543,699	$ 72,371,774
Meta Platforms, Inc., Class A(1)(2)	230,873	73,556,138
		$ 145,927,912
IT Services — 1.9%
Accenture PLC, Class A(2)	121,531	$ 38,446,332
		$ 38,446,332
Life Sciences Tools & Services — 2.4%
Danaher Corp.(2)	95,155	$ 24,270,234
Thermo Fisher Scientific, Inc.(2)	40,921	22,451,716
		$ 46,721,950
Machinery — 2.3%
Caterpillar, Inc.(2)	118,070	$ 31,308,622
Parker-Hannifin Corp.	35,603	14,597,586
		$ 45,906,208
Multi-Utilities — 0.9%
CMS Energy Corp.	280,060	$ 17,103,264
		$ 17,103,264
Oil, Gas & Consumable Fuels — 3.8%
Chevron Corp.(2)	199,442	$ 32,640,678
ConocoPhillips	197,110	23,203,789
EOG Resources, Inc.(2)	147,260	19,516,368
		$ 75,360,835
Pharmaceuticals — 6.6%
Bristol-Myers Squibb Co.(2)	362,270	$ 22,529,571
Eli Lilly & Co.(2)	107,032	48,651,396
Novo Nordisk A/S ADR(2)	149,305	24,053,036
Security	Shares	Value
Pharmaceuticals (continued)
Sanofi	145,767	$ 15,551,082
Zoetis, Inc.	110,359	20,757,424
		$ 131,542,509
Residential REITs — 0.5%
Mid-America Apartment Communities, Inc.	60,879	$ 9,111,151
		$ 9,111,151
Semiconductors & Semiconductor Equipment — 4.7%
Analog Devices, Inc.(2)	143,648	$ 28,662,085
Lam Research Corp.	7,403	5,318,982
NVIDIA Corp.(2)	102,134	47,726,197
Texas Instruments, Inc.(2)	68,266	12,287,880
		$ 93,995,144
Software — 11.9%
Black Knight, Inc.	79,203	$ 5,569,555
Fortinet, Inc.(1)	128,554	9,991,217
Intuit, Inc.(2)	25,850	13,227,445
Microsoft Corp.(2)	502,207	168,701,375
Palo Alto Networks, Inc.(1)	57,432	14,355,703
Salesforce, Inc.(1)	105,380	23,711,554
		$ 235,556,849
Specialty Retail — 1.0%
O'Reilly Automotive, Inc.(1)	20,811	$ 19,266,616
		$ 19,266,616
Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc.(2)	867,484	$ 170,417,232
		$ 170,417,232
Textiles, Apparel & Luxury Goods — 2.4%
Lululemon Athletica, Inc.(1)	53,077	$ 20,091,237
NIKE, Inc., Class B(2)	242,821	26,805,010
		$ 46,896,247
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.(2)	102,161	$ 14,074,721
		$ 14,074,721
Total Common Stocks (identified cost $1,177,905,546)		$1,993,654,359

Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(3)	6,603,993	$ 6,603,993
Total Short-Term Investments (identified cost $6,603,993)		$ 6,603,993
Total Investments — 100.9% (identified cost $1,184,509,539)		$2,000,258,352
Total Written Call Options — (0.7)% (premiums received $8,025,484)		$ (14,143,250)
Other Assets, Less Liabilities — (0.2)%		$ (3,110,407)
Net Assets — 100.0%		$1,983,004,695
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
Written Call Options (Exchange-Traded) — (0.7)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	174	$79,847,904	$4,460	8/2/23	$ (2,284,620)
S&P 500 Index	174	79,847,904	4,470	8/4/23	(2,170,650)
S&P 500 Index	174	79,847,904	4,465	8/7/23	(2,278,530)
S&P 500 Index	172	78,930,112	4,550	8/9/23	(1,009,640)
S&P 500 Index	173	79,389,008	4,580	8/11/23	(768,120)
S&P 500 Index	173	79,389,008	4,565	8/14/23	(977,450)
S&P 500 Index	172	78,930,112	4,620	8/16/23	(505,680)
S&P 500 Index	172	78,930,112	4,600	8/18/23	(748,200)
S&P 500 Index	172	78,930,112	4,580	8/21/23	(988,140)
S&P 500 Index	172	78,930,112	4,600	8/23/23	(856,560)
S&P 500 Index	170	78,012,320	4,615	8/25/23	(801,550)
S&P 500 Index	171	78,471,216	4,625	8/28/23	(754,110)
Total					$(14,143,250)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

At July 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At July 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $6,603,993, which represents 0.3% of the Fund’s net assets. Transactions in such funds by the Fund for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$15,944,723	$269,482,626	$(278,823,356)	$ —	$ —	$6,603,993	$363,296	6,603,993
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 192,388,523	$ —	$ —	$ 192,388,523
Consumer Discretionary	204,830,183	—	—	204,830,183
Consumer Staples	133,336,425	—	—	133,336,425
Energy	95,686,187	—	—	95,686,187
Financials	246,810,929	—	—	246,810,929
Health Care	259,415,008	15,551,082	—	274,966,090
Industrials	193,932,706	—	—	193,932,706
Information Technology	538,415,557	—	—	538,415,557
Materials	47,872,127	—	—	47,872,127
Real Estate	24,718,051	—	—	24,718,051
Utilities	40,697,581	—	—	40,697,581
Total Common Stocks	$1,978,103,277	$15,551,082*	$ —	$1,993,654,359

Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 6,603,993	$ —	$ —	$ 6,603,993
Total Investments	$1,984,707,270	$15,551,082	$ —	$2,000,258,352
Liability Description
Written Call Options	$ (14,143,250)	$ —	$ —	$ (14,143,250)
Total	$ (14,143,250)	$ —	$ —	$ (14,143,250)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.